                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Roger B. Gorham                        New York, NY       February 10, 2011
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           61
Form 13F Information Table Value Total:   $1,500,686
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
2     ____________________   RSUI Indemnity Company
3     ____________________   Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/10

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- ------------- --------- --------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                TITLE OF               VALUE     SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER            CLASS       CUSIP    (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- ------------- --------- --------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
COOPER INDUSTRIES PLC        SHS           G24140108       729     12,500 SH                   X       2      X
EVEREST RE GROUP LTD         COM           G3223R108    84,820  1,000,000 SH              X            3      X
AT&T INC                     COM           00206R102     1,763     60,000 SH                   X       2      X
AGILENT TECHNOLOGIES INC     COM           00846U101     1,243     30,000 SH                   X       2      X
ALEXANDER & BALDWIN INC      COM           014482103       801     20,000 SH                   X       2      X
AMERICAN EXPRESS CO          COM           025816109     1,502     35,000 SH                   X       2      X
APPLIED MATLS INC            COM           038222105       983     70,000 SH                   X       2      X
AUTODESK INC                 COM           052769106       955     25,000 SH                   X       2      X
AUTOMATIC DATA PROCESSING IN COM           053015103       926     20,000 SH                   X       2      X
BARRICK GOLD CORP            COM           067901108    11,115    209,000 SH              X            1      X
BARRICK GOLD CORP            COM           067901108    42,065    791,000 SH              X            2      X
BARRICK GOLD CORP            COM           067901108     5,318    100,000 SH              X            3      X
BERKSHIRE HATHAWAY INC DEL   CL B          084670207     1,602     20,000 SH                   X       2      X
BOEING CO                    COM           097023105       979     15,000 SH                   X       2      X
CHUBB CORP                   COM           171232101     1,789     30,000 SH                   X       2      X
COCA COLA CO                 COM           191216100     1,973     30,000 SH                   X       2      X
CONOCOPHILLIPS               COM           20825C104     8,853    130,000 SH              X            1      X
CONOCOPHILLIPS               COM           20825C104    27,240    400,000 SH              X            2      X
CONOCOPHILLIPS               COM           20825C104    81,720  1,200,000 SH              X            3      X
COSTCO WHSL CORP NEW         COM           22160K105     1,805     25,000 SH                   X       2      X
COVANTA HLDG CORP            COM           22282E102         2        124 SH              X            1      X
DEERE & CO                   COM           244199105     2,491     30,000 SH                   X       2      X
DEVON ENERGY CORP NEW        COM           25179M103    39,255    500,000 SH              X            2      X
DEVON ENERGY CORP NEW        COM           25179M103     7,851    100,000 SH              X            3      X
DISNEY WALT CO               COM DISNEY    254687106     1,688     45,000 SH                   X       2      X
DU PONT EI DE NEMOURS & CO   COM           263534109     1,746     35,000 SH                   X       2      X
EMERSON ELEC CO              COM           291011104     2,001     35,000 SH                   X       2      X
EXELON CORP                  COM           30161N101     7,287    175,000 SH              X            3      X
EXELON CORP                  COM           30161N101    21,861    525,000 SH              X            2      X
EXXON MOBIL CORP             COM           30231G102   530,120  7,250,000 SH         X                 1      X
EXXON MOBIL CORP             COM           30231G102    57,034    780,000 SH              X            2      X
FEDEX CORP                   COM           31428X106     6,045     65,000 SH              X            2      X
FEDEX CORP                   COM           31428X106     4,651     50,000 SH              X            3      X
GENERAL ELECTRIC CO          COM           369604103       914     50,000 SH                   X       2      X
GLOBAL INDS LTD              COM           379336100     7,034  1,015,000 SH              X            1      X
GLOBAL INDS LTD              COM           379336100    13,063  1,885,000 SH              X            2      X
HESS CORP                    COM           42809H107    17,604    230,000 SH              X            1      X
HESS CORP                    COM           42809H107    47,455    620,000 SH              X            2      X
HESS CORP                    COM           42809H107    34,443    450,000 SH              X            3      X
HEWLETT PACKARD CO           COM           428236103     1,052     25,000 SH                   X       2      X
HOME DEPOT INC               COM           437076102       701     20,000 SH                   X       2      X
INTEL CORP                   COM           458140100     1,788     85,000 SH                   X       2      X

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
INTERNATIONAL BUSINESS MACHS COM           459200101     1,761     12,000 SH                   X       2      X
JPMORGAN CHASE & CO          COM           46625H100     1,273     30,000 SH                   X       2      X
JOHNSON AND JOHNSON          COM           478160104     1,546     25,000 SH                   X       2      X
KELLOGG CO                   COM           487836108     1,277     25,000 SH                   X       2      X
LAUDER ESTEE COS INC         CL A          518439104     2,017     25,000 SH                   X       2      X
LILLY ELI & CO               COM           532457108     1,752     50,000 SH                   X       2      X
LOCKHEED MARTIN CORP         COM           539830109     5,593     80,000 SH              X            1      X
LOCKHEED MARTIN CORP         COM           539830109    15,380    220,000 SH              X            2      X
LOCKHEED MARTIN CORP         COM           539830109    41,946    600,000 SH              X            3      X
LOEWS CORP                   COM           540424108       973     25,000 SH                   X       2      X
MEDTRONIC INC                COM           585055106     1,669     45,000 SH                   X       2      X
MICROSOFT CORP               COM           594918104    26,654    955,000 SH              X            1      X
MICROSOFT CORP               COM           594918104    59,448  2,130,000 SH              X            2      X
MICROSOFT CORP               COM           594918104    27,910  1,000,000 SH              X            3      X
NEWMONT MINING CORP          COM           651639106     9,092    148,000 SH              X            1      X
NEWMONT MINING CORP          COM           651639106    40,052    652,000 SH              X            2      X
NEWMONT MINING CORP          COM           651639106     6,143    100,000 SH              X            3      X
NEWS CORP                    CL A          65248E104     1,019     70,000 SH                   X       2      X
NOBLE ENERGY INC             COM           655044105     1,722     20,000 SH                   X       2      X
NORDSTROM INC                COM           655664100     1,271     30,000 SH                   X       2      X
NOVARTIS AG                  SPONSORED ADR 66987V109     1,474     25,000 SH                   X       2      X
OCCIDENTAL PETE CORP DEL     COM           674599105    18,149    185,000 SH              X            1      X
OCCIDENTAL PETE CORP DEL     COM           674599105    52,974    540,000 SH              X            2      X
OCCIDENTAL PETE CORP DEL     COM           674599105    66,217    675,000 SH              X            3      X
PACCAR INC                   COM           693718108     1,147     20,000 SH                   X       2      X
PENTAIR INC                  COM           709631105       730     20,000 SH                   X       2      X
PHILIP MORRIS INTL INC       COM           718172109       878     15,000 SH                   X       2      X
PROCTER & GAMBLE CO          COM           742718109     1,930     30,000 SH                   X       2      X
SCHLUMBERGER LTD             COM           806857108     2,088     25,000 SH                   X       2      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107       507     55,000 SH              X            1      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107     1,337    145,000 SH              X            2      X
SEABRIGHT INSURANCE HLDGS IN COM           811656107     4,610    500,000 SH              X            3      X
SIGMA ALDRICH CORP           COM           826552101     1,331     20,000 SH                   X       2      X
SYSCO CORP                   COM           871829107     1,176     40,000 SH                   X       2      X
3M CO                        COM           88579Y101     1,899     22,000 SH                   X       2      X
US BANCORP DEL               COM NEW       902973304       674     25,000 SH                   X       2      X
UNITED PARCEL SERVICE INC    CL B          911312106     3,629     50,000 SH              X            2      X
UNITED PARCEL SERVICE INC    CL B          911312106     3,629     50,000 SH              X            3      X
WAL MART STORES INC          COM           931142103     1,888     35,000 SH                   X       2      X
WASHINGTON POST CO           CL B          939640108       879      2,000 SH                   X       2      X
WELLS FARGO & CO NEW         COM           949746101       775     25,000 SH                   X       2      X

GRAND TOTAL                                          1,500,686 26,938,624